Mobile Financial Services activities - Unrecognized contractual commitments - Commitments given - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Operating leases commitments	€ 228
Operating segments [member] | Orange Bank Operating Segment Member
Disclosure of detailed information about financial instruments [line items]
Financing commitments	17	€ 53	€ 88
Guarantee commitments	5	5	6
On behalf of banks	3	3	4
On behalf of customers	2	2	2
Total	€ 22	€ 59	€ 94